Earnings per share - Weighted average number of shares outstanding reconciliation (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
BP shareholders	$ 9,383	$ 3,389	$ 115
Less: dividend requirements on preference shares	1	1	1
Profit (loss) for the year attributable to BP ordinary shareholders	$ 9,382	$ 3,388	$ 114
Ordinary Shares
Earnings per share [line items]
Basic weighted average number of ordinary shares (in shares)	19,970,215	19,692,613	18,744,800
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans (in shares)	132,278	123,829	110,519
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share (in shares)	20,102,493	19,816,442	18,855,319
American Depositary Share
Earnings per share [line items]
Basic weighted average number of ordinary shares (in shares)	3,328,369	3,282,102	3,124,133
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans (in shares)	22,046	20,638	18,420
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share (in shares)	3,350,415	3,302,740	3,142,553